Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%		0.00%
Impairment loss	$ 1,219	$ 0	$ 1,219	$ 0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Property and equipment, estimated useful lives			3 years		3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Property and equipment, estimated useful lives			5 years		5 years
ASU 2016-09, Forfeiture Rate Component | Additional Paid-In Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative effect of new accounting principle						$ 50
ASU 2016-09, Forfeiture Rate Component | Accumulated Deficit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative effect of new accounting principle						$ (50)
ASU 2017-09
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option modifications					$ 724